Thrivent Income Fund Investment Objectives and Goals - Thrivent Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Income Fund Class S: LBIIX | Class A: LUBIX
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Thrivent Income Fund (the "Fund") seeks high current income while preserving principal. The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.